Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net sales
Third party net sales	$ 230,774	$ 237,314
Related party net sales (Note 11)	14,768	14,310
Total net sales	245,542	251,624
Cost of sales	227,518	219,057
Gross profit	18,024	32,567
Operating expenses
Selling, general and administrative	(16,961)	(18,159)
Amortization of acquired intangible assets	(5,511)	(5,547)
Restructuring costs, net (Note 2)	(329)	(4,109)
Operating (loss) income	(4,777)	4,752
Other expense
Interest expense, net (Note 8)	(9,218)	(18,951)
Miscellaneous, net (Note 16)	(2,441)	(1,558)
Loss before income taxes	(16,436)	(15,757)
Income tax benefit	4,171	3,215
Net loss	(12,265)	(12,542)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(7,744)	5,191
Pension and OPEB liabilities, net of tax of ($260) and ($19)	383	30
Total other comprehensive (loss) income	(7,361)	5,221
Comprehensive loss	$ (19,626)	$ (7,321)